                                                SEMIANNUAL REPORT, June 30, 1998
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                   July 31, 1998

Dear Shareholder:

    The first half of 1998 was a turbulent period for the market. First quarter returns for virtually all sectors of the market were very strong. Then in the second quarter the markets began to sag and posted relatively disappointing returns in spite of a brief rally during the last part of June. The S&P 500 refused to take a breather from its long upward climb and posted a return of 17.63% for the first six months of 1998. The same can not be said about the broader market indices such as the Russell 2000, which was up a scant 4.93%. Mid cap stocks fared slightly better with the S&P Mid Cap Index returning 8.80%. Overall the international markets fared surprisingly well with the Morgan Stanley EAFE (Europe, Australia and Far East) returning 15.10%. Naturally, the big economic news during the period was the Asian currency problems and the unknown impact of these devaluations on our own markets.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE GROWTH PORTFOLIO

                                Aggressive Growth    Russell 2000      NASDAQ Composite
12/31/95                                  $10,000         $10,000               $10,000
Jan-96                                     $9,640          $9,989               $10,073
Feb-96                                    $10,631         $10,301               $10,455
Mar-96                                    $11,341         $10,511               $10,468
Apr-96                                    $13,033         $11,073               $11,315
May-96                                    $14,054         $11,509               $11,818
Jun-96                                    $13,063         $11,036               $11,263
Jul-96                                    $11,191         $10,073               $10,270
Aug-96                                    $11,862         $10,658               $10,849
Sep-96                                    $12,743         $11,075               $11,661
Oct-96                                    $12,162         $10,904               $11,610
Nov-96                                    $12,232         $11,354               $12,286
Dec-96                                    $12,262         $11,651               $12,271
Jan-97                                    $12,452         $11,884               $13,115
Feb-97                                    $10,891         $11,596               $12,441
Mar-97                                    $10,681         $11,049               $11,612
Apr-97                                    $10,541         $11,080               $11,983
May-97                                    $11,301         $12,312               $13,309
Jun-97                                    $12,052         $12,840               $13,706
Jul-97                                    $13,213         $13,437               $15,148
Aug-97                                    $13,293         $13,745               $15,087
Sep-97                                    $14,575         $14,751               $16,022
Oct-97                                    $14,024         $14,104               $15,147
Nov-97                                    $13,514         $14,012               $15,212
Dec-97                                    $13,460         $14,257               $14,925
Jan-98                                    $13,005         $14,032               $15,391
Feb-98                                    $13,936         $15,069               $16,828
Mar-98                                    $14,686         $15,690               $17,447
Apr-98                                    $14,706         $15,776               $17,758
May-98                                    $13,906         $14,926               $16,907
Jun-98                                    $14,149         $14,957               $18,009

                      AGGRESSIVE GROWTH PORTFOLIO
  TOTAL RETURNS FOR PERIODS                                  NASDAQ
     ENDED JUNE 30, 1998         FUND     RUSSELL 2000      COMPOSITE
-----------------------------  ---------  -------------  ---------------
Six Months                         5.12%        4.93%          20.66%
Twelve Months                     17.40%       16.50%          31.39%
Since Inception*                  41.49%       49.57%          80.09%
Annualized Since Inception*       14.90%       17.48%          26.55%
Value of a $10,000 investment
 over Life of Fund*            $  14,149    $  14,957       $  18,009
*Inception December 29, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 MID CAP GROWTH PORTFOLIO

                              Mid Cap Growth Portfolio    Russell 2000      NASDAQ Composite
11/27/96                                       $10,000         $10,000               $10,000
Dec-96                                         $10,270         $10,262                $9,988
Jan-97                                         $10,460         $10,467               $10,675
Feb-97                                         $10,290         $10,214               $10,127
Mar-97                                          $9,980          $9,732                $9,451
Apr-97                                         $10,270          $9,759                $9,754
May-97                                         $10,830         $10,844               $10,833
Jun-97                                         $11,380         $11,310               $11,156
Jul-97                                         $12,500         $11,835               $12,330
Aug-97                                         $12,460         $12,106               $12,280
Sep-97                                         $13,380         $12,993               $13,041
Oct-97                                         $12,760         $12,422               $12,329
Nov-97                                         $12,770         $12,342               $12,382
Dec-97                                         $12,960         $12,557               $12,149
Jan-98                                         $12,720         $12,359               $12,528
Feb-98                                         $13,690         $13,272               $13,697
Mar-98                                         $14,659         $13,819               $14,201
Apr-98                                         $14,628         $13,895               $14,455
May-98                                         $14,034         $13,146               $13,762
Jun-98                                         $14,399         $13,174               $14,658

                        MID CAP GROWTH PORTFOLIO
  TOTAL RETURNS FOR PERIODS                                  NASDAQ
     ENDED JUNE 30, 1998         FUND     RUSSELL 2000      COMPOSITE
-----------------------------  ---------  -------------  ---------------
Six Months                        11.10%        4.93%          20.66%
Twelve Months                     26.52%       16.50%          31.39%
Since Inception*                  44.04%       31.74%          46.58%
Annualized Since Inception*       25.82%       18.94%          27.21%
Value of a $10,000 investment
 over Life of Fund*            $  14,404    $  13,174       $  14,658
*Inception November 27, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE MICRO CAP PORTFOLIO

                                   Micro Cap    Russell 2000      NASDAQ Composite
3/17/97                              $10,000         $10,000               $10,000
Mar-97                                $9,859          $9,592                $9,333
Apr-97                                $9,872          $9,619                $9,631
May-97                               $10,691         $10,688               $10,698
Jun-97                               $11,432         $11,147               $11,016
Jul-97                               $12,423         $11,665               $12,176
Aug-97                               $12,679         $11,932               $12,126
Sep-97                               $13,593         $12,806               $12,878
Oct-97                               $13,434         $12,244               $12,174
Nov-97                               $13,459         $12,164               $12,227
Dec-97                               $13,274         $12,377               $11,996
Jan-98                               $12,817         $12,181               $12,371
Feb-98                               $13,604         $13,082               $13,526
Mar-98                               $13,910         $13,621               $14,023
Apr-98                               $14,080         $13,696               $14,273
May-98                               $13,722         $12,957               $13,589
Jun-98                               $14,093         $12,985               $14,475

                     AGGRESSIVE MICRO CAP PORTFOLIO
  TOTAL RETURNS FOR PERIODS                                  NASDAQ
     ENDED JUNE 30, 1998         FUND     RUSSELL 2000      COMPOSITE
-----------------------------  ---------  -------------  ---------------
Six Months                         6.13%        4.93%          20.66%
Twelve Months                     23.25%       16.50%          31.39%
Since Inception*                  40.90%       29.86%          44.75%
Annualized Since Inception*       30.51%       22.50%          35.27%
Value of a $10,000 investment
 over Life of Fund*            $  14,093    $  12,985       $  14,475
*Inception March 17, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL CAP VALUE PORTFOLIO

                             Small Cap Value Portfolio    Russell 2000   Russell 2000 Value
12/19/97                                       $10,000         $10,000              $10,000
Dec-97                                         $10,120         $10,410              $10,363
Jan-98                                          $9,880         $10,246              $10,175
Feb-98                                         $10,400         $11,003              $10,791
Mar-98                                         $10,940         $11,456              $11,229
Apr-98                                         $11,115         $11,519              $11,284
May-98                                         $10,705         $10,898              $10,885
Jun-98                                         $10,324         $10,921              $10,823

                        SMALL CAP VALUE PORTFOLIO
   TOTAL RETURNS FOR PERIODS                                RUSSELL 2000
      ENDED JUNE 30, 1998           FUND     RUSSELL 2000       VALUE
--------------------------------  ---------  -------------  -------------
Six Months                            1.88%        4.93%          4.44%
Since Inception*                      3.15%        9.15%          8.23%
Annualized Since Inception*           6.04%       18.01%         16.13%
Value of a $10,000 investment
 over Life of Fund*               $  10,324    $  10,915      $  10,823
*Inception December 19, 1997

    The first half of 1998 was very favorable to U.S. large cap investors. Two contributing factors to the superior performance of the S&P 500 were, stronger than expected earnings reports and the continued inflow of capital from domestic investors. These investors have tended to invest in well-recognized companies such as those in the S&P 500. The Navellier Large Cap Growth Portfolio, was a direct beneficiary of the S&P 500's popularity and delivered a very strong return of 20.60% for the first half of 1998. Growth strategies were clearly in favor during the period as evidenced by the Russell 1000 Growth Index return of 20.38% versus the Russell 1000 Value Index return of 12.16%. The Navellier Large Cap Value Portfolio posted a respectable return of 12.36%.

    The first half of 1998 has been highlighted by the continued under-performance of the small-cap sector. Despite superior fundamental valuations and stronger relative price to earnings (p/e) ratios, the small cap sector continues to be plagued by a serious lack of liquidity. Without the required liquidity and rising trading volume to drive these stocks higher, investors continue to turn towards large cap stocks and index funds with their investment dollars. The period was characterized by very narrow market leadership, which of course, consisted of primarily the mega-cap stocks. According to Ned Davis Research, there has not been a period (going back to 1980) where so few stocks (only 29%) have outperformed the S&P 500. Relative valuation levels have only been this low on two occasions over the past 20 years; 1987 and 1990. On both occasions, these sectors of the market rallied strongly. Earnings strength also favors small and mid cap stocks. These sectors of the market have exhibited stronger earnings growth than the large cap stocks for six consecutive quarters. This combination of historic low relative valuations and relative earnings strength has led to dramatic gains in the past, and this cycle should prove to be no different.

    The recent U.S. economic slowdown to 1.4% annual growth in the second quarter down from 5.5% annual growth in the first quarter caught many economists by surprise. However, the slowdown is not as bad as it may appear, since the first quarter's economic growth was unquestionably artificially distorted upward by the mild winter weather that bolstered housing and consumer spending patterns relative to the same period one year earlier. Furthermore, much of the slowdown in the second quarter is attributable to inventory reduction, which reduced second quarter growth by 2.3%. In other words, had inventories held steady, the U.S. economy would have had 3.7% annual growth in the second quarter. The consumer continues to carry the entire U.S. economy. Although consumer spending slowed down in June, it re-accelerated in July, which is a very good omen for economic growth in the third quarter. As long as retail sales and housing sales remain strong, the U.S. economy will continue to experience healthy economic growth.

    Outside of the U.S. things are not so bright. There is no doubt that many economies, such as in Canada, have slowed down due to the Asian crisis. The bottom line is that when Asia got sick, many other economies caught a cold. The manufacturing sector within the U.S. has also slowed precipitously, especially for those companies that export internationally. Over 40% of U.S. manufacturers that export recently reported that demand is declining, compared to less than 10% that reported declining export demand several months ago. Despite the slowdown in the U.S. manufacturing sector, the primary reason that the U.S. economy appears largely immune to the Asian crisis is that the U.S. consumer is too busy spending money to worry about the Asian crisis. In fact, now that the prices of many popular Asian imported goods are cheaper, U.S. consumers will likely continue spending. Overall, we expect that the consumer will continue to carry the U.S. economy and that predominately consumer-related stocks will prosper.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 LARGE CAP GROWTH PORTFOLIO

                                Large Cap Growth Portfolio     S&P 500    Russell 1000 Growth
12/19/97                                           $10,000     $10,000                $10,000
Dec-97                                             $10,250     $10,252                $10,300
Jan-98                                             $10,100     $10,370                $10,608
Feb-98                                             $10,851     $11,111                $11,406
Mar-98                                             $11,571     $11,681                $11,861
Apr-98                                             $11,531     $11,798                $12,024
May-98                                             $11,511     $11,588                $11,683
Jun-98                                             $12,262     $12,060                $12,398

                        LARGE CAP GROWTH PORTFOLIO
     TOTAL RETURNS FOR PERIODS                  RUSSELL 1000
        ENDED JUNE 30, 1998            FUND        GROWTH        S&P 500
-----------------------------------  ---------  -------------  -----------
Six Months                              19.61%       20.38%        17.63%
Since Inception*                        22.67%       24.00%        20.60%
Annualized Since Inception*             47.10%       50.19%        42.51%
Value of a $10,000 investment over
 Life of Fund*                       $  12,267    $  12,398     $  12,060
*Inception December 10, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP VALUE PORTFOLIO

                             Large Cap Value Portfolio     S&P 500   Russell 1000 Value
12/19/97                                       $10,000     $10,000              $10,000
Dec-97                                         $10,110     $10,252              $10,237
Jan-98                                          $9,990     $10,370              $10,093
Feb-98                                         $10,800     $11,111              $10,772
Mar-98                                         $11,469     $11,681              $11,431
Apr-98                                         $11,489     $11,798              $11,508
May-98                                         $11,238     $11,588              $11,337
Jun-98                                         $11,359     $12,060              $11,483

                        LARGE CAP VALUE PORTFOLIO
     TOTAL RETURNS FOR PERIODS                  RUSSELL 1000
        ENDED JUNE 30, 1998            FUND         VALUE        S&P 500
-----------------------------------  ---------  -------------  -----------
Six Months                              12.36%       12.16%        17.63%
Since Inception*                        13.69%       14.81%        20.60%
Annualized Since Inception*             27.45%       29.85%        42.51%
Value of a $10,000 investment over
 Life of Fund*                       $  11,369    $  11,483     $  12,060
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INTERNATIONAL EQUITY PORTFOLIO

                                International Equity Portfolio       EAFE
12/19/97                                               $10,000    $10,000
Dec-97                                                 $10,000    $10,190
Jan-98                                                 $10,020    $10,642
Feb-98                                                 $10,120    $11,312
Mar-98                                                 $10,790    $11,647
Apr-98                                                 $10,800    $11,725
May-98                                                 $11,080    $11,653
Jun-98                                                 $10,950    $11,728

                  INTERNATIONAL EQUITY PORTFOLIO
       TOTAL RETURNS FOR PERIODS
          ENDED JUNE 30, 1998               FUND      EAFE INDEX
----------------------------------------  ---------  -------------
Six Months                                    9.50%       15.10%
Since Inception*                              9.50%       17.28%
Annualized Since Inception*                  19.49%       36.72%
Value of a $10,000 investment
 over Life of Fund*                       $  10,950    $  11,728
*Inception December 19, 1997

The above charts and performance numbers assume reinvestment of all distributions. Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

    "Developed international equity markets turned in a mixed performance during the first half of 1998. The Navellier International Equity Portfolio returned 9.50% during the period even though the portfolio was not invested until early March. Europe continued its euphoric upward ride supported by a confirmed economic recovery and low interest rates. However, this rally in European stock prices was tempered by lingering concerns of the Asian economic slowdown, and its effect on corporate profits. In the Asia - Pacific region, stocks continued their slide as economic recovery in the region remained elusive. Japan, in particular, slipped into the first quarterly decline in its Gross Domestic Product since 1984. At this point world capital markets concerns relating to Japan's economic recovery and its impact on the multinational corporate earnings have now taken a front and center seat. However, we believe that Japan's economic recovery will take some time, before the country sorts out its internal problems. Similarly, the Pacific Rim countries such as Indonesia, Malaysia, and Thailand continue to be mired in major economic problems. For instance, nine out of the thirteen economies in the region are now considered to be in various degrees of a major recession. The process of recovery for these areas might take anywhere from one to two years, before we could see some results. Taken together, the Asian economic crises and its impact on the corporate earnings via slowing trade into the region is resulting in heightened volatility in the developed country equity markets. In this scenario, selling pressure is often indiscriminate and irrational, even pummeling stocks with good earning prospects such as the European blue chips. The Navellier International Equity Portfolio at the moment has no exposure to the Pacific Region. It holds blue chip equities in Europe that it considers undervalued relative to their earning potential in the coming quarters. These earnings are anticipated to be derived primarily from the European economic recovery that is currently underway. The fund, as a policy, takes a buy and hold approach and avoids market timing during the times of volatility."-- Ram Kolluri, Advisor, Navellier International Equity Portfolio.

    With interest rates still remaining extremely favorable, and signs of inflation non-existent, the long-term market outlook remains positive. The short-term picture is not quite as clear. For the second half of the year, we should continue to see a volatile equity environment. With the effect of any future Asian currency devaluations on the U.S. economy unknown, the stocks of large multi-national companies will struggle to post any further gains. The fundamental picture still favors small and mid-cap stocks outperforming the general market. As the fourth quarter nears, many vacationers will return to the equity markets and inject the needed liquidity into the mid-cap and small-cap sectors, driving valuations back in line towards historic norms.

    Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

    Once again, thank you for allowing us to manage some of your assets. We are strongly committed to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

       [SIGNATURE]                              [SIGNATURE]
LOUIS G. NAVELLIER                              ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

* THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500 STOCKS AND IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE S&P 500 IS AN UNMANAGED INDEX CONSISTING OF 500 LARGE CAP STOCKS AND IS ALSO CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE RUSSELL 1000 GROWTH INDEX CONSISTS OF THE 1000 LARGEST GROWTH STOCKS AND THE RUSSELL 1000 VALUE INDEX CONSISTS OF THE 1000 LARGEST VALUE STOCKS. THE S&P MID CAP INDEX CONSISTS OF 400 MID CAP STOCKS. THESE INDEXES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS -- 92.8%
AEROSPACE -- 4.4%
  40,000  Cordant Technologies, Inc.                  $1,845,000
  30,000  Heico Corp.                                    795,000
  50,000  Kellstrom Industries, Inc.*                  1,448,440
                                                    ------------
                                                       4,088,440
                                                    ------------
AIRLINES -- 4.8%
  50,000  Alaska Air Group, Inc.*                      2,728,125
  60,000  SkyWest, Inc.                                1,680,000
                                                    ------------
                                                       4,408,125
                                                    ------------
APPAREL -- 10.6%
  75,000  American Eagle Outfitters*                   2,892,187
 100,000  Ashworth, Inc.*                              1,387,500
  30,000  Buckle, Inc.*                                  885,000
  57,500  Oshkosh B Gosh, Inc.                         2,558,750
  40,000  V.F. Corp.                                   2,060,000
                                                    ------------
                                                       9,783,437
                                                    ------------
BANKS -- 3.2%
  38,100  Northern Trust Corp.                         2,905,125
                                                    ------------
BIOTECHNOLOGY -- 4.4%
  60,000  Genentech, Inc.*                             4,072,500
                                                    ------------
COMMERCIAL SERVICES -- 7.5%
 150,000  Automobile Protection Corp.*                 1,490,625
 100,000  Electronic Processing, Inc.*                 1,200,000
 138,750  Labor Ready, Inc.*                           4,188,516
                                                    ------------
                                                       6,879,141
                                                    ------------
COMPUTER AND VIDEO CHAINS -- 8.0%
 105,000  Best Buy, Inc.*                              3,793,125
  82,000  Trans World Entertainment Corp.*             3,536,250
                                                    ------------
                                                       7,329,375
                                                    ------------
CONSUMER APPLIANCES -- 3.1%
  58,300  Maytag Corp.                                 2,878,563
                                                    ------------
ELECTRONICS DISTRIBUTORS -- 1.8%
 100,000  Miami Computer Supply Corp.*                 1,612,500
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 1.3%
  50,000  Allied Waste Industries, Inc.*              $1,200,000
                                                    ------------
FINANCIAL SERVICES -- 2.5%
  60,000  Doral Financial Corp.                        1,050,000
  20,000  SEI Investment Co.                           1,240,000
                                                    ------------
                                                       2,290,000
                                                    ------------
FOOD AND VITAMIN
 SUPPLEMENTS -- 2.4%
  70,000  General Nutrition Companies, Inc.*           2,178,750
                                                    ------------
INDUSTRIAL MACHINERY -- 5.3%
 100,300  Gencor Industries, Inc.                      2,018,537
 100,000  Terex Corp.*                                 2,850,000
                                                    ------------
                                                       4,868,537
                                                    ------------
INSURANCE -- 2.5%
  56,700  Fidelity National Financial, Inc.            2,257,369
                                                    ------------
INVESTMENT MANAGERS -- 2.8%
 101,900  Alliance Capital Management L.P.             2,579,344
                                                    ------------
MANUFACTURING -- 0.9%
  10,000  Tredegar Industries, Inc.                      848,750
                                                    ------------
MEDICAL SPECIALTIES -- 3.7%
  75,000  D&K Healthcare Resources, Inc.*              1,612,500
 100,000  Osteotech, Inc.*                             1,775,000
                                                    ------------
                                                       3,387,500
                                                    ------------
NEWSPAPERS -- 3.2%
  41,600  Gannett, Inc.                                2,956,200
                                                    ------------
OILFIELD SERVICES AND
 EQUIPMENT -- 2.3%
  97,400  Core Laboratories*                           2,106,275
                                                    ------------
PRINTING -- 2.4%
 100,000  Mail-Well, Inc.*                             2,168,750
                                                    ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO

COMMON STOCKS  (CONTINUED)

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
RAILROADS -- 1.9%
  35,000  Kansas City Southern Industries, Inc.     $  1,736,875
                                                    ------------
RECREATIONAL ACTIVITES -- 2.4%
  60,000  Bally Total Fitness Holding Corp.*           2,160,000
                                                    ------------
RESTAURANTS -- 4.1%
 240,000  Darden Restaurants                           3,810,000
                                                    ------------
TELECOMMUNICATIONS -- 5.9%
  78,700  Century Telephone Enterprises                3,610,362
  40,000  Tekelec*                                     1,790,000
                                                    ------------
                                                       5,400,362
                                                    ------------
TRUCKING -- 1.4%
  44,700  Landair Services, Inc.*                      1,329,825
                                                    ------------
TOTAL COMMON STOCKS
 (COST $75,526,388)                                   85,235,743
                                                    ------------

MONEY MARKET FUNDS -- 7.2%
6,650,065 Fund for Government Investors
            (Cost $6,650,065)                       $  6,650,065
                                                    ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $82,176,453)                                 $ 91,885,808
                                                    ------------
                                                    ------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
     SHARES                                   (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 83.3%
AIRLINES -- 9.4%
      6,000  Alaska Air Group, Inc.*          $327,375
      5,000  Continental Airlines, Inc.
               Class B                         304,375
      4,000  US Airways Group, Inc.*           317,000
                                         -------------
                                               948,750
                                         -------------
APPAREL -- 3.0%
      7,000  Abercrobie & Fitch Co.*           308,000
                                         -------------
BANKS -- 8.5%
      2,500  Commerce Bancshares, Inc.         122,031
      9,000  Banco Central HispanAmer          281,250
        500  M&T Bank Corp.                    277,000
      2,900  Star Banc Corp.                   185,237
                                         -------------
                                               865,518
                                         -------------
BUILDING MATERIALS -- 8.2%
      3,500  Southdown, Inc.                   249,813
      5,000  Texas Industries, Inc.            265,000
      3,000  Vulcan Materials Co.              320,062
                                         -------------
                                               834,875
                                         -------------
CABLE TELEVISION -- 2.3%
      6,000  United Video Satellite
               Group, Inc.*                    237,750
                                         -------------
COMPUTER AND VIDEO CHAINS -- 3.2%
      9,000  Best Buy, Inc.*                   325,125
                                         -------------
CONSUMER APPLIANCES -- 2.4%
      4,900  Maytag Corp.                      241,938
                                         -------------
CONTAINERS AND PACKAGING -- 2.9%
      6,500  Owens Illinois, Inc.*             290,875
                                         -------------
ELECTRIC UTILITIES -- 2.0%
      4,500  Pinnacle West Capital
               Corp.                           202,500
                                         -------------
FINANCIAL SERVICES -- 2.8%
      4,500  SEI Investment Co.                279,000
                                         -------------
INDUSTRIAL MACHINERY-- 5.7%
     10,500  Chart Industries, Inc.            250,687
      2,500  NACCO Industries, Inc.            323,125
                                         -------------
                                               573,812
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
     SHARES                                   (NOTE 1)
------------------------------------------------------

INSURANCE -- 17.1%
      7,500  ACE, Ltd.                   $     292,500
      3,000  Exel, Ltd.                        233,438
      4,000  Financial Security
               Assurance Holding, Ltd.         235,000
      3,100  First American Financial,
               Corp.                           279,000
      3,500  Mercury General Corp.             225,531
      7,500  Old Republic International
               Corp.                           219,844
      4,600  Orion Capital Corp.               257,025
                                         -------------
                                             1,742,338
                                         -------------
INVESTMENT BANKERS AND BROKER
 SERVICES -- 5.8%
      7,000  AG Edwards, Inc.                  298,812
      5,600  Donaldson, Lufkin &
               Jenrette                        284,550
                                         -------------
                                               583,362
                                         -------------
MEDICAL SPECIALTIES -- 2.4%
      6,000  Safeskin Corp.                    246,750
                                         -------------
NEWSPAPERS -- 2.3%
        400  Washington Post Co., Class
               B                               230,400
                                         -------------
REAL ESTATE INVESTMENT TRUST -- 2.7%
     15,000  Monterey Homes Corp.              273,750
                                         -------------
TELECOMMUNICATIONS -- 2.6%
      5,850  Century Telephone
               Enterprises                     268,370
                                         -------------
TOTAL COMMON STOCKS
 (COST $7,285,310)                           8,453,113
                                         -------------
MONEY MARKET FUNDS -- 16.7%
  1,689,830  Fund for Government
               Investors
               (Cost $1,689,830)             1,689,830
                                         -------------
TOTAL INVESTMENTS -- 100.00%
 (COST $8,975,140)                       $  10,142,943
                                         -------------
                                         -------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
AGGRESSIVE MICRO CAP PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
     SHARES                                   (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 88.8%
AIRLINES -- 4.9%
      4,000  Alaska Air Group, Inc.*          $218,250
     10,200  SkyWest, Inc.                     285,600
                                         -------------
                                               503,850
                                         -------------
APPAREL -- 5.0%
      8,250  Buckle, Inc.*                     243,375
      6,100  Oshkosh B Gosh, Inc.              271,450
                                         -------------
                                               514,825
                                         -------------
BANKS -- 3.4%
        603  Fifth Third Bancorp                37,989
        247  M&T Bank Corp.                    136,838
      8,000  United Security Bancorp*          172,000
                                         -------------
                                               346,827
                                         -------------
BUILDING MATERIALS -- 4.6%
      9,500  Centex Construction
               Products, Inc.                  365,750
      1,500  Southdown, Inc.                   107,062
                                         -------------
                                               472,812
                                         -------------
COMMERCIAL SERVICES -- 11.1%
     17,000  Automobile Protection
               Corp.*                          168,938
      4,000  Duff and Phelps Credit
               Rating Co.                      223,000
     11,700  Labor Ready, Inc.*                353,194
      4,400  Market Facts, Inc.                 95,700
     11,800  PDS Financial Corp.*              103,250
     11,000  Western Staff Services,
               Inc.*                           203,500
                                         -------------
                                             1,147,582
                                         -------------
CONSUMER SERVICES -- 1.3%
      4,300  Ambassadors International,
               Inc.*                           130,344
                                         -------------
CONTAINERS AND PACKAGING -- 1.9%
      9,000  BWAY Corp.*                       193,500
                                         -------------
EDP PERIPHERALS -- 1.9%
     17,000  Rimage Corp. *                    199,750
                                         -------------
ELECTRONICS -- 1.2%
      9,300  EFTC Corp.*                       120,900
                                         -------------

------------------------------------------------------
                                          MARKET VALUE
     SHARES                                   (NOTE 1)
------------------------------------------------------

FLUID CONTROLS -- 1.1%
      5,720  ESSEF Corp.*                     $117,618
                                         -------------
INDUSTRIAL MACHINERY -- 7.3%
      6,200  Astec Industries, Inc.*           213,900
      7,100  Chart Industries, Inc.            169,513
      8,000  Gencor Industries, Inc.           161,000
      7,000  Terex Corp.*                      199,500
                                         -------------
                                               743,913
                                         -------------
HOMEBUILDING -- 7.7%
      9,500  M I Schottenstein Homes,
               Inc.                            205,437
      6,000  NVR, Inc.*                        246,375
      7,000  Nobility Homes, Inc.              138,250
      7,400  Ryland Group, Inc.                194,250
                                         -------------
                                               784,312
                                         -------------
INDUSTRIAL SPECIALTIES -- 1.6%
     11,700  Chase Corp.                       159,413
                                         -------------
INSURANCE -- 10.2%
      5,000  Enhance Financial Services
               Group                           168,750
      5,000  Farm Family Holdings,
               Inc.*                           194,688
      5,700  Fidelity National
               Financial, Inc.                 226,931
     10,000  Hoopers Holmes, Inc.              210,000
      5,000  Stewart Information
               Services Corp.                  242,812
                                         -------------
                                             1,043,181
                                         -------------
MANUFACTURING -- 1.7%
      2,000  Tredegar Industries, Inc.         169,750
                                         -------------
MEDICAL SPECIALTIES -- 3.6%
      8,000  Resmed, Inc.*                     364,500
                                         -------------
METAL FABRICATIONS -- 3.7%
     19,000  Mobile Mini, Inc.*                190,000
      4,800  Reliance Steel & Aluminum
               Co.                             185,400
                                         -------------
                                               375,400
                                         -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
AGGRESSIVE MICRO CAP PORTFOLIO

COMMON STOCKS  (CONTINUED)

------------------------------------------------------
                                          MARKET VALUE
     SHARES                                   (NOTE 1)
------------------------------------------------------
MILITARY/GOVERNMENT/TECHNICAL -- 1.0%
      8,900  Applied Signal Technology,
               Inc.*                          $105,688
                                         -------------
RECREATIONAL PRODUCTS -- 2.6%
      6,000  National RV Holdings,
               Inc.*                           270,750
                                         -------------
RETAIL -- 1.8%
      7,800  Finlay Enterprises, Inc.*         188,175
                                         -------------
SAVINGS AND LOAN ASSOCIATIONS -- 9.5%
      2,500  Affiliated Community
               Bancorp, Inc.                    90,936
      5,400  Calumet Bancorp, Inc.*            180,900
      4,950  CFSB Bancorp, Inc.                142,313
      6,000  Columbia Banking System,
               Inc.*                           119,250
     10,000  First Federal Capital
               Corp.                           179,375
      6,200  TR Financial Corp.                259,625
                                         -------------
                                               972,399
                                         -------------

TRUCKING -- 1.7%
      5,900  Landair Services, Inc.*     $     175,525
                                         -------------
TOTAL COMMON STOCKS
 (COST $7,916,899)                           9,101,014
                                         -------------
MONEY MARKET FUNDS -- 11.2%
  1,144,080  Fund for Government
               Investors
               (Cost $1,144,080)             1,144,080
                                         -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $9,060,979)                       $  10,245,094
                                         -------------
                                         -------------

--------------------------

* NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
SMALL CAP VALUE PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 94.4%
AEROSPACE -- 1.9%
      500  Gencorp, Inc.                      $12,625
                                          ------------
APPAREL -- 4.2%
      600  Kellwood Co.                        21,450
      200  Oxford Industries, Inc.              6,988
                                          ------------
                                               28,438
                                          ------------
AUTO PARTS -- 2.9%
      300  Arvin Industries, Inc.              10,894
      300  Standard Products Co.                8,438
                                          ------------
                                               19,332
                                          ------------
BASIC MATERIALS -- 1.8%
      450  Barnes Group, Inc.                  12,178
                                          ------------
CATALOG AND SPECIALTY
 DISTRIBUTION -- 2.8%
      600  Blair Corp.                         19,200
                                          ------------
CHEMICALS -- 3.9%
      800  Lawter International, Inc.           8,700
    2,000  Terra Industries, Inc.              18,000
                                          ------------
                                               26,700
                                          ------------
COAL MINING -- 2.5%
    1,000  Zeigler Coal Holdings Co.           17,125
                                          ------------
CONTAINERS AND PACKAGING -- 2.4%
    1,300  Rock-Tenn Co.                       16,331
                                          ------------
CONTRACT DRILLING -- 2.0%
    2,800  Petroleum Development Corp.*        13,563
                                          ------------
ELECTRIC UTILITIES -- 6.0%
      150  Central Hudson Gas & Electric
             Corp.                              6,863
      400  CLECO Corp.*                        11,900
      300  Public Service Company of New
             Mexico                             6,806
      300  United Illuminating Co.             15,188
                                          ------------
                                               40,757
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

ELECTRONICS -- 1.5%
      600  Elron Electronic Industries,
             Ltd.                             $10,462
                                          ------------
ENGINEERING AND CONSTRUCTION -- 5.2%
    1,000  Chicago Bridge & Iron Co.           15,500
      500  Stone & Weber, Inc.                 19,813
                                          ------------
                                               35,313
                                          ------------
FINANCIAL SERVICES -- 1.0%
      400  Doral Financial Corp.                7,000
                                          ------------
FOOD AND RELATED PRODUCTS -- 3.5%
      800  Fleming Companies, Inc.             14,050
      400  Herbalife International, Inc.        9,850
                                          ------------
                                               23,900
                                          ------------
INDUSTRIAL MACHINERY -- 5.5%
      600  Ampco-Pittsburgh Corp.               9,225
      800  Cascade Corp.                       14,600
      600  Lincoln Electric Holdings Co.       13,275
                                          ------------
                                               37,100
                                          ------------
INDUSTRIAL SPECIALTIES -- 2.7%
      900  Bairnco Corp.                        8,100
      625  Deswell Industries, Inc.             9,844
                                          ------------
                                               17,944
                                          ------------
INSURANCE -- 2.9%
      350  IPC Holdings, Ltd.                  10,609
      200  Renaissance Holdings, Ltd.           9,263
                                          ------------
                                               19,872
                                          ------------
MARINE TRANSPORTATION -- 1.1%
      300  Teekay Shipping Corp.                7,519
                                          ------------
MEDICAL SERVICES -- 2.6%
    1,500  NovaCare Corp.*                     17,625
                                          ------------
METAL AND MINERAL -- 3.6%
    1,200  LTV Corp.                           11,475
    1,000  Southern Peru Copper Corp.          13,000
                                          ------------
                                               24,475
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
SMALL CAP VALUE PORTFOLIO

COMMON STOCKS  (CONTINUED)

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
MILITARY/GOVERNMENT/TECHNICAL -- 1.9%
    1,000  United Industrial Corp.            $13,000
                                          ------------
NATURAL GAS DISTRIBUTION -- 1.3%
      250  New Jersey Resources Corp.           8,922
                                          ------------
PRECISION INSTRUMENTS -- 0.8%
      600  Spectra-Physics Lasers, Inc.*        5,475
                                          ------------
REAL ESTATE -- 6.5%
      600  American Real Estate
             Investment Co.                    10,350
      600  Bedford Property Investment,
             Inc.                              10,950
      250  Inversiones y
             Representaciones, SA               7,281
      600  MGI Properties                      15,712
                                          ------------
                                               44,293
                                          ------------
RECREATIONAL PRODUCTS -- 1.7%
    1,200  Arctic Cat, Inc.                    11,850
                                          ------------
RESTAURANTS -- 2.3%
    1,000  Buffets, Inc.                       15,687
                                          ------------
RETAIL -- 5.5%
      900  Haverty Furniture Companies,
             Inc.                              19,912
      800  Signet Group PLC ADR                17,050
                                          ------------
                                               36,962
                                          ------------

SAVINGS AND LOAN ASSOCIATIONS -- 3.0%
      225  Dime Financial Corp.           $     8,016
      300  TR Financial Corp.                  12,562
                                          ------------
                                               20,578
                                          ------------
SEMICONDUCTORS -- 4.7%
    2,100  Oak Technology, Inc.*                9,581
    2,800  Tower Semiconductor, Ltd.*          22,400
                                          ------------
                                               31,981
                                          ------------
TOOLS AND HARDWARE -- 1.2%
      200  Starrett (LS) Co.                    7,900
                                          ------------
TRUCKING -- 5.5%
      900  Arnold Industries, Inc.             13,275
    1,300  Yellow Corp.*                       24,131
                                          ------------
                                               37,406
                                          ------------
TOTAL COMMON STOCKS
 (COST $663,591)                              641,513
                                          ------------
MONEY MARKET FUNDS -- 5.6%
   37,995  Fund for Government Investors
             (Cost $37,995)                    37,995
                                          ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $701,586)                          $   679,508
                                          ------------
                                          ------------

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
LARGE CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 95.3%
ADVERTISING -- 2.6%
      300  Omnicom Group, Inc.            $    14,963
                                          ------------
AIRLINES -- 3.4%
      250  US Airways Group, Inc. *            19,812
                                          ------------
APPAREL -- 8.0%
      325  Gap, Inc.                           20,028
      500  TJX Companies, Inc.                 12,063
      275  V.F. Corp.                          14,162
                                          ------------
                                               46,253
                                          ------------
BUILDING PRODUCTS -- 6.0%
      225  Masco Corp.                         13,613
      250  Home Depot, Inc.                    20,766
                                          ------------
                                               34,379
                                          ------------
CELLULAR TELEPHONE -- 3.8%
      175  Vodafone Group ADR                  22,061
                                          ------------
COMPUTERS -- 4.0%
      250  Dell Computer Corp.*                23,203
                                          ------------
CONSUMER APPLIANCES -- 3.6%
      425  Maytag Corp.                        20,984
                                          ------------
DEPARTMENT STORES -- 3.6%
      400  Kohls Corp.                         20,750
                                          ------------
DISCOUNT STORES -- 3.4%
      400  Dayton Hudson Corp.                 19,400
                                          ------------
DRUG STORE CHAINS -- 2.3%
      325  Walgreen Co.                        13,427
                                          ------------
FINANCIAL SERVICES -- 4.3%
      200  Capital One Financial Corp.         24,837
                                          ------------
FOOD DISTRIBUTORS -- 3.6%
      800  SYSCO Corp.                         20,500
                                          ------------
HOTELS AND RESORTS -- 3.8%
      550  Carnival Corp.                      21,794
                                          ------------
INSURANCE -- 7.9%
      325  ACE Ltd.                            12,675
      150  Exel Ltd.                           11,672
      150  Progressive Corp.                   21,150
                                          ------------
                                               45,497
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

INVESTMENT BANKERS AND BROKERS
  SERVICES -- 2.4%
      150  Morgan Stanley Dean
             Witter & Co.                 $    13,706
                                          ------------
MOTOR VEHICLES -- 3.8%
      375  Ford Motor Co.                      22,125
                                          ------------
OFFICE EQUIPMENT AND SUPPLIES -- 4.1%
      275  Pitney Bowes                        13,234
      100  Xerox Corp.                         10,163
                                          ------------
                                               23,397
                                          ------------
PACKAGE GOODS AND COSMETICS -- 1.7%
      100  Clorox Co.                           9,538
                                          ------------
PHARMACEUTICALS -- 5.5%
      100  Pfizer, Inc.                        10,869
      225  Schering-Plough Corp.               20,616
                                          ------------
                                               31,485
                                          ------------
PUBLISHING -- 8.7%
      275  McGraw Hill Companies, Inc.         22,430
      100  Ganett, Inc.                         7,106
      300  Tribune Co.                         20,643
                                          ------------
                                               50,179
                                          ------------
SOFT DRINKS -- 4.0%
      375  Cadbury Schweppes PLC               23,109
                                          ------------
TELECOMMUNICATIONS -- 4.8%
      225  Ameritech Corp.                     10,097
      400  Century Telephone Enterprises       18,350
                                          ------------
                                               28,447
                                          ------------
TOTAL COMMON STOCKS
 (COST $482,689)                              549,846
                                          ------------
MONEY MARKET FUNDS -- 4.7%
   26,880  Fund for Government Investors
             (Cost $26,880)                    26,880
                                          ------------
TOTAL INVESTMENTS -- 100%
 (COST $509,569)                          $   576,726
                                          ------------
                                          ------------

--------------------------

*   NON-INCOME PRODUCING
ADR AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
LARGE CAP VALUE PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS -- 93.4%
APPAREL -- 0.1%
        9  Abercrombie & Fitch Co.*            $  396
                                          ------------
AUTO PARTS -- 2.6%
      350  Dana Corp.                          18,725
                                          ------------
BANKS -- 3.5%
       50  Republic of New York Corp.           3,147
      225  Union BanCal Corp.                  21,713
                                          ------------
                                               24,860
                                          ------------
BUILDING MATERIALS AND PRODUCTS -- 5.4%
       75  Armstrong World, Inc.                5,053
      300  Lafarge Corp.                       11,794
      200  Vulcan Materials Co.                21,337
                                          ------------
                                               38,184
                                          ------------
CHEMICALS -- 3.5%
      175  Eastman Chemical Co.                10,498
      275  Millennium Chemicals, Inc.           9,316
       50  Rohm & Hass Co.                      5,197
                                          ------------
                                               25,011
                                          ------------
FINANCIAL SERVICES -- 1.6%
        1  Associates First Capital                77
      100  TransAmerica Corp.                  11,512
                                          ------------
                                               11,589
                                          ------------
FLUID CONTROLS -- 0.5%
      100  Parker Hannifin Corp.                3,812
                                          ------------
INSURANCE -- 6.6%
      300  Mid Ocean, Ltd.                     23,550
      225  Reliastar Financial Corp.           10,800
      300  St. Paul Companies, Inc.            12,618
                                          ------------
                                               46,968
                                          ------------
INVESTMENT BANKERS AND
 BROKER SERVICES -- 10.2%
      600  AG Edwards, Inc.                    25,613
      250  Merrill Lynch and Co., Inc.         23,063
      550  PaineWebber Group, Inc.             23,650
                                          ------------
                                               72,326
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

MANUFACTURING -- 3.1%
      175  Cooper Industries, Inc.            $ 9,614
      150  Cummins Engine Company, Inc.         7,688
      225  Tomkins F H PLC ADR                  5,147
                                          ------------
                                               22,449
                                          ------------
METALS AND MINERALS -- 13.1%
      200  Aluminum Co. of America             13,188
      200  Phelps Dodge Corp.                  11,438
    1,800  Pohang Iron & Steel Ltd.            21,600
    1,000  SKF AG. ADR                         18,187
      300  Timken Co.                           9,244
      600  USX-US Steel Group                  19,800
                                          ------------
                                               93,457
                                          ------------
MILITARY/GOVERNMENT/TECHNICAL -- 1.3%
      200  General Dynamics                     9,300
                                          ------------
MOTOR VEHICLES -- 3.7%
      450  Ford Motor Co.                      26,550
                                          ------------
NEWSPAPERS -- 1.4%
      175  Knight Ridder, Inc.                  9,636
                                          ------------
OIL COMPANIES -- 6.8%
      500  Ashland, Inc.                       25,812
      575  Sun Company                         22,317
                                          ------------
                                               48,129
                                          ------------
PAINTS AND COATINGS -- 1.5%
      150  PPG Industries, Inc.                10,434
                                          ------------
RAILROADS -- 1.1%
      150  Canadian National Railway
             Corp.                              7,969
                                          ------------
RETAIL -- 3.5%
      600  Coles Myer Ltd.                     18,487
      100  Sears Roebuck & Co.                  6,106
                                          ------------
                                               24,593
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
LARGE CAP VALUE PORTFOLIO

COMMON STOCKS  (CONTINUED)

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
TOBACCO -- 1.7%
      200  Gallaher Group                    $  4,375
      275  UST, Inc.                            7,425
                                          ------------
                                               11,800
                                          ------------
UTILITIES -- 20.3%
      150  Ameren Corp.                         5,963
      525  Consolidated Edison                 24,183
      575  Energy East Corp.                   23,934
      800  FirstEnergy Corp.                   24,600
    2,000  Korea Electric Power ADR            14,250
       44  Marketspan Corp.                     1,317
      200  MidAmerican Energy Holdings
             Co.                                4,325
      900  NIPSCO Industries, Inc.             25,200
      600  Companhia Paranaense Energy
             Corp. ADR                          5,550
      400  Utilicorp United, Inc.              15,075
                                          ------------
                                              144,397
                                          ------------

WATER SUPPLY -- 1.1%
      250  American Water Works Co.,
             Inc.                         $     7,750
                                          ------------
WHOLESALE DISTRIBUTORS -- 0.8%
      300  Pameco Corp.                         6,000
                                          ------------
TOTAL COMMON STOCKS
 (COST $652,280)                              664,335
                                          ------------
MONEY MARKET FUNDS -- 6.6%
   46,753  Fund for Government Investors
             (Cost $46,753)                    46,753
                                          ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $699,033)                          $   711,088
                                          ------------
                                          ------------

--------------------------

*   NON-INCOME PRODUCING
ADR AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------------
                                                                          MARKET VALUE
   SHARES                                                        COUNTRY      (NOTE 1)
--------------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
AIRLINES -- 3.0%
    8,180  Deutsche Lufthansa                           Germany              $ 205,969
    2,540  Konin Luchtvaart Mij NV                      Netherlands            103,137
                                                                          ------------
                                                                               309,106
                                                                          ------------
APPAREL -- 1.4%
   71,700  Bennetton Group SPA                          Italy                  148,690
                                                                          ------------
AUTOMOBILE MANUFACTURERS -- 13.8%
      410  Bayerische Motoren Werke AG                  Germany                256,671
    2,320  Daimler-Benz AG                              Germany                228,140
   66,910  Fiat SPA                                     Italy                  292,555
      920  PSA Peugeot Citroen                          France                 197,815
    1,460  Renault SA                                   France                  83,044
      380  Volkswagen AG                                Germany                366,940
                                                                          ------------
                                                                             1,425,165
                                                                          ------------
AUTOMOBILE PARTS AND EQUIPMENT -- 1.3%
      100  Fischer (Georg)                              Switzerland             38,897
      950  Valeo                                        France                  97,105
                                                                          ------------
                                                                               136,002
                                                                          ------------
BANKS -- 16.4%
    8,080  ABN Amro Holding NV                          Netherlands            189,069
   18,830  Banca Commerciale Italiana                   Italy                  112,492
   10,950  Banca Popolare di Milano                     Italy                   87,078
    1,470  Banque Nationale de Paris                    France                 120,108
    1,470  Bayer Hypoth-Und Wechsel Bank                Germany                 93,166
    1,600  Bayerische Vereinsbank AG                    Germany                135,621
    3,370  Commerzbank AG                               Germany                128,263
      510  Credit Suisse Group                          Switzerland            113,478
   19,020  Credito Italiano SPA                         Italy                   99,463
    3,800  Ing Groep N.V.                               Netherlands            248,822
      780  Societe Generale                             France                 162,165
      530  UBS AG                                       Switzerland            204,409
                                                                          ------------
                                                                             1,694,134
                                                                          ------------
BEVERAGES -- 0.6%
    1,610  Heineken NV                                  Netherlands             63,237
                                                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS  (CONTINUED)

--------------------------------------------------------------------------------------
                                                                          MARKET VALUE
   SHARES                                               COUNTRY               (NOTE 1)
--------------------------------------------------------------------------------------
BUILDING MATERIALS -- 1.0%
      950  Lafarge                                      France                 $98,204
                                                                          ------------
CHEMICALS -- 4.5%
      530  Akzo Nobel NV                                Netherlands            117,817
    3,220  BASF AG                                      Germany                152,969
    2,110  Bayer AG                                     Germany                109,180
    1,600  Hoechst AG                                   Germany                 80,442
                                                                          ------------
                                                                               460,408
                                                                          ------------
COMPUTERS -- 1.1%
    2,260  Getronics NV                                 Netherlands            117,209
                                                                          ------------
COMPUTERS SOFTWARE -- 2.9%
      500  SAP AG                                       Germany                303,318
                                                                          ------------
COSMETICS/PERSONAL CARE -- 2.7%
      260  L'oreal                                      France                 144,620
      130  Wella AG                                     Germany                128,917
                                                                          ------------
                                                                               273,537
                                                                          ------------
ELECTRONICS -- 1.2%
    1,470  Philips Electronics                          Netherlands            123,570
                                                                          ------------
ENGINEERING AND CONSTRUCTION -- 1.1%
      660  Suez Lyonnaise des Eaux                      France                 108,616
                                                                          ------------
FINANCIAL SERVICES -- 1.0%
    6,790  Istituto Mobiliare Italiano                  Italy                  106,847
                                                                          ------------
FOOD -- 4.4%
      520  Groupe Danone                                France                 143,372
    1,620  Koninklijke Ahold NV                         Netherlands             52,003
      120  Nestle SA                                    Switzerland            256,802
                                                                          ------------
                                                                               452,177
                                                                          ------------
HOUSEHOLD PRODUCTS -- 1.5%
    1,980  Unilever NV                                  Netherlands            157,098
                                                                          ------------
INSURANCE -- 13.1%
      930  Allianz AG                                   Germany                309,908
    1,580  Asr Verzekerings Groep NV                    Netherlands            134,060
    4,270  Assicurazioni Generali                       Italy                  138,705
    1,350  AXA-UAP                                      France                 151,834
   49,970  Institut Naz Assicur                         Italy                  141,820
       90  Schweiz-Reuckversicherungs                   Switzerland            227,609
      390  Zuerich Versicherungs                        Switzerland            248,890
                                                                          ------------
                                                                             1,352,826
                                                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED) (CONTINUED)
INTERNATIONAL EQUITY PORTFOLIO

COMMON STOCKS  (CONTINUED)

--------------------------------------------------------------------------------------
                                                                          MARKET VALUE
   SHARES                                               COUNTRY               (NOTE 1)
--------------------------------------------------------------------------------------
LODGING -- 1.8%
      670  Accor SA                                     France            $    187,501
                                                                          ------------
OIL AND GAS -- 2.6%
   15,420  Eni SPA                                      Italy                  100,959
    3,110  Royal Dutch Petroleum                        Netherlands            172,453
                                                                          ------------
                                                                               273,412
                                                                          ------------
PHARMACEUTICALS -- 5.1%
      210  Novartis AG                                  Switzerland            349,444
    1,480  Rhone-Poulenc SA                             France                  83,473
      790  Schering AG                                  Germany                 93,004
                                                                          ------------
                                                                               525,921
                                                                          ------------
RETAIL -- 2.3%
      140  Jelmoli                                      Switzerland             35,166
      240  Pinault-Printemps                            France                 200,858
                                                                          ------------
                                                                               236,024
                                                                          ------------
TELECOMMUNICATION EQUIPMENT -- 1.3%
      660  Alcatel Alsthom                              France                 134,378
                                                                          ------------
TELECOMMUNICATIONS -- 10.2%
    9,080  Deutsche Telekom AG                          Germany                248,502
    2,740  France Telecom SA                            France                 188,979
   51,500  T.I.M. SPA                                   Italy                  314,610
   40,160  Telecom Italia SPA                           Italy                  295,327
                                                                          ------------
                                                                             1,047,418
                                                                          ------------
TOTAL COMMON STOCKS
  (COST $9,725,488)                                                          9,734,798
                                                                          ------------
MONEY MARKET FUNDS -- 5.7%
  584,077  Fund for Government Investors
             (Cost $584,077)                            United States          584,077
                                                                          ------------
TOTAL INVESTMENTS -- 100.00%
  (COST $10,309,565)                                                      $ 10,318,875
                                                                          ------------
                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                                          AGGRESSIVE     MID CAP      AGGRESSIVE
                                                                            GROWTH        GROWTH      MICRO CAP
                                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                         ------------  ------------  ------------
ASSETS
  Securities at Cost...................................................  $ 82,176,453  $  8,975,140  $  9,060,979
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------
  Securities at Value (Note 1).........................................  $ 91,885,808  $ 10,142,943  $ 10,245,094
  Receivable for Shares Sold...........................................        48,060         6,172         3,536
  Interest Receivable..................................................        24,172         5,064         2,558
  Dividends Receivable.................................................        20,105         3,200         2,865
  Other Receivables....................................................           162            --            --
  Unamortized Organizational Costs (Note 1)............................        62,790            --            --
                                                                         ------------  ------------  ------------
    Total Assets.......................................................    92,041,097    10,157,379    10,254,053
                                                                         ------------  ------------  ------------
LIABILITIES
  Payable for Shares Redeemed..........................................       944,528            --        88,355
  Investment Advisory Fee Payable (Note 2).............................        62,394         6,719         6,733
  Administrative Fee Payable (Note 2)..................................        18,570         2,000         2,004
  Distribution Plan Fee Payable (Note 4)...............................        18,570         2,000         2,004
  Other Payables and Accrued Expenses..................................        11,158         1,200         1,207
  Organizational Expense Payable to Advisor (Note 1)...................        62,790            --            --
                                                                         ------------  ------------  ------------
    Total Liabilities..................................................     1,118,010        11,919       100,303
                                                                         ------------  ------------  ------------
NET ASSETS.............................................................  $ 90,923,087  $ 10,145,460  $ 10,153,750
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------
SHARES OUTSTANDING.....................................................     6,507,817       734,739       469,063
                                                                         ------------  ------------  ------------
                                                                         ------------  ------------  ------------
NET ASSET VALUE PER SHARE..............................................        $13.97        $13.81        $21.65
                                                                               ------        ------        ------
                                                                               ------        ------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                               SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                 VALUE       GROWTH        VALUE        EQUITY
                                                               PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                              -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost........................................   $ 701,586    $ 509,569    $ 699,033    $10,309,565
                                                              -----------  -----------  -----------  -------------
                                                              -----------  -----------  -----------  -------------
  Securities at Value (Note 1)..............................   $ 679,508    $ 576,726    $ 711,088    $10,318,875
  Receivable for Securities Sold............................          --           --       69,539         10,059
  Interest Receivable.......................................         157          133          210         11,009
  Dividends Receivable......................................       1,042          483          693         19,485
  Other Receivables.........................................          --           88           --             79
  Unamortized Organizational Costs (Note 1).................      82,620       82,620       82,620         82,620
                                                              -----------  -----------  -----------  -------------
    Total Assets............................................     763,327      660,050      864,150     10,442,127
                                                              -----------  -----------  -----------  -------------
LIABILITIES
  Payable for Securities Purchased..........................          --           --      143,749             --
  Investment Advisory Fee Payable (Note 2)..................         475          380          388          6,885
  Administrative Fee Payable (Note 2).......................         142          113          129          1,721
  Distribution Plan Fee Payable (Note 4)....................         142          113          129          1,721
  Other Fees Payable........................................          85           68           78          1,721
  Organizational Expense Payable to Advisor (Note 1)........      82,620       82,620       82,620         82,620
                                                              -----------  -----------  -----------  -------------
    Total Liabilities.......................................      83,464       83,294      227,093         94,668
                                                              -----------  -----------  -----------  -------------
NET ASSETS..................................................   $ 679,863    $ 576,756    $ 637,057    $10,347,459
                                                              -----------  -----------  -----------  -------------
                                                              -----------  -----------  -----------  -------------
SHARES OUTSTANDING..........................................      65,948       47,053       56,067        945,395
                                                              -----------  -----------  -----------  -------------
                                                              -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE...................................      $10.31       $12.26       $11.36         $10.95
                                                              -----------  -----------  -----------        ------
                                                              -----------  -----------  -----------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

                                                                  AGGRESSIVE                        AGGRESSIVE
                                                                    GROWTH       MID CAP GROWTH      MICRO CAP
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                ---------------  ---------------  ---------------
INVESTMENT INCOME
  Interest (Note 1)...........................................   $     146,855    $      51,438     $    26,375
  Dividends (Note 1)..........................................         224,886           17,755          15,467
                                                                ---------------  ---------------  ---------------
    Total Investment Income...................................         371,741           69,193          41,842
                                                                ---------------  ---------------  ---------------
EXPENSES
  Investment Advisory Fee (Note 2)............................         541,466           53,483          53,728
  Administrative Fee (Note 2).................................         121,010           12,061          12,571
  Distribution Plan Fees (Note 4).............................         120,881           12,112           3,306
  Transfer Agent and Custodian Fee (Note 3)...................          88,757           37,445          37,703
  Shareholder Reports and Notices.............................          31,239            3,486           4,904
  Organizational Expense (Note 1).............................          12,600               --              --
  Registration Fees...........................................           8,044            8,586          14,102
  Trustees' Fees (Note 2).....................................           1,607            1,607           1,607
  Other Expenses..............................................          14,290            1,451           1,546
                                                                ---------------  ---------------  ---------------
    Total Expenses............................................         939,894          130,231         129,467
    Less Expenses Reimbursed by Investment Adviser (Note 2)...         (51,035)         (42,178)        (52,519)
                                                                ---------------  ---------------  ---------------
      Net Expenses............................................         888,859           88,053          76,948
                                                                ---------------  ---------------  ---------------
NET INVESTMENT LOSS...........................................        (517,118)         (18,860)        (35,106)
                                                                ---------------  ---------------  ---------------
Net Realized Gain on Investment Transactions..................       6,331,710        1,099,826         535,246
Net Change in Unrealized Appreciation/Depreciation of
  Investments.................................................        (440,051)         (76,523)        153,750
                                                                ---------------  ---------------  ---------------
NET GAIN ON INVESTMENTS.......................................       5,891,659        1,023,303         688,996
                                                                ---------------  ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $   5,374,541    $   1,004,443     $   653,890
                                                                ---------------  ---------------  ---------------
                                                                ---------------  ---------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

                                                    SMALL CAP        LARGE CAP        LARGE CAP      INTERNATIONAL
                                                      VALUE           GROWTH            VALUE           EQUITY
                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME
  Interest (Note 1)............................    $     5,056      $     1,723      $     3,357      $    18,244
  Dividends (Note 1)...........................          1,601              801            1,268           50,310
                                                 ---------------  ---------------  ---------------  ---------------
    Total Investment Income....................          6,657            2,524            4,625           68,554
                                                 ---------------  ---------------  ---------------  ---------------
EXPENSES
  Investment Advisory Fee (Note 2).............          1,809            1,706            1,291           16,686
  Administrative Fee (Note 2)..................            494              425              429            4,172
  Distribution Plan Fees (Note 4)..............            463              425              429            4,172
  Transfer Agent and Custodian Fee (Note 3)....          8,597            8,607            8,258           29,502
  Organizational Expense (Note 1)..............          9,180            9,180            9,180            9,180
  Trustees' Fees (Note 2)......................          1,607            1,607            1,607            1,607
  Shareholder Reports and Notices..............          1,069            1,003            1,017            1,021
  Registration Fees............................          1,029            1,029            1,123            1,009
  Other Expenses...............................              5               13               16               --
                                                 ---------------  ---------------  ---------------  ---------------
    Total Expenses.............................         24,253           23,995           23,350           67,349
    Less Expenses Reimbursed by Investment
      Adviser (Note 2).........................        (21,097)         (21,096)         (20,860)         (38,099)
                                                 ---------------  ---------------  ---------------  ---------------
      Net Expenses.............................          3,156            2,899            2,490           29,250
                                                 ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)...................          3,501             (375)           2,135           39,304
                                                 ---------------  ---------------  ---------------  ---------------
Net Realized Gain (Loss) on Investment
  Transactions.................................          2,232           (2,017)          13,462          235,246
Net Realized Loss on Foreign Currency
  Transactions.................................             --               --               --             (220)
Net Change in Unrealized Appreciation/
  Depreciation of Investments and Foreign
  Currency Transactions........................        (23,288)          64,675           10,918            9,297
                                                 ---------------  ---------------  ---------------  ---------------
NET GAIN (LOSS) ON INVESTMENTS.................        (21,056)          62,658           24,380          244,323
                                                 ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................    $   (17,555)     $    62,283      $    26,515      $   283,627
                                                 ---------------  ---------------  ---------------  ---------------
                                                 ---------------  ---------------  ---------------  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                AGGRESSIVE GROWTH
                                                    PORTFOLIO
                                          -----------------------------
                                           FOR THE SIX    FOR THE YEAR
                                          MONTHS ENDED        ENDED
                                          JUNE 30, 1998   DECEMBER 31,
                                           (UNAUDITED)        1997
                                          -------------   -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $   (517,118)   $  (1,040,691)
  Net Realized Gain on Investment
    Transactions........................     6,331,710       11,968,088
  Net Change in Unrealized Appreciation
    of Investments......................      (440,051)         321,088
                                          -------------   -------------
    Net Increase in Net Assets Resulting
      from Operations...................     5,374,541       11,248,485
                                          -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................            --       (1,178,202)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....   131,709,370      148,051,404
  Reinvestment of Distributions.........            --        1,148,045
  Cost of Shares Redeemed...............  (147,907,132)    (152,769,712)
                                          -------------   -------------
    Net Decrease in Net Assets Resulting
      from Share Transactions...........   (16,197,762)      (3,570,263)
                                          -------------   -------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................   (10,823,221)       6,500,020
NET ASSETS -- Beginning of Period.......   101,746,308       95,246,288
                                          -------------   -------------
NET ASSETS -- End of Period.............  $ 90,923,087    $ 101,746,308
                                          -------------   -------------
                                          -------------   -------------
SHARES
  Sold..................................     9,529,550       11,764,667
  Issued in Reinvestment of
    Distributions.......................            --           86,384
  Redeemed..............................   (10,678,326)     (11,968,178)
                                          -------------   -------------
    Net Decrease in Shares..............    (1,148,776)        (117,127)
                                          -------------   -------------
                                          -------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 MID CAP GROWTH                 AGGRESSIVE MICRO CAP
                                                    PORTFOLIO                         PORTFOLIO
                                          -----------------------------   ---------------------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                           (UNAUDITED)        1997         (UNAUDITED)          1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................  $    (18,860)   $    (41,193)    $   (35,106)       $  (26,415)
  Net Realized Gain on Investment
    Transactions........................     1,099,826         317,596         535,246           415,737
  Net Change in Unrealized Appreciation
    of Investments......................       (76,523)      1,208,882         153,750         1,030,365
                                          -------------   -------------   --------------   ----------------
    Net Increase in Net Assets Resulting
      from Operations...................     1,004,443       1,485,285         653,890         1,419,687
                                          -------------   -------------   --------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain................            --        (341,588)             --          (180,781)
                                          -------------   -------------   --------------   ----------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     8,884,193       7,858,965       8,910,613        13,757,919
  Reinvestment of Distributions.........            --         336,620              --           176,182
  Cost of Shares Redeemed...............    (8,115,766)     (2,608,712)     (9,601,148)       (4,982,612)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................       768,427       5,586,873        (690,535)        8,951,489
                                          -------------   -------------   --------------   ----------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................     1,772,870       6,730,570         (36,645)       10,190,395
NET ASSETS -- Beginning of Period.......     8,372,590       1,642,020      10,190,395                --
                                          -------------   -------------   --------------   ----------------
NET ASSETS -- End of Period.............  $ 10,145,460    $  8,372,590     $10,153,750        $10,190,395
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------
SHARES
  Sold..................................       672,769         711,277         425,302           741,820
  Issued in Reinvestment of
    Distributions.......................            --          27,081              --             8,636
  Redeemed..............................      (611,424)       (224,912)       (455,873)         (250,822)
                                          -------------   -------------   --------------   ----------------
    Net Increase (Decrease) in Shares...        61,345         513,446         (30,571)          499,634
                                          -------------   -------------   --------------   ----------------
                                          -------------   -------------   --------------   ----------------

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SMALL CAP
                                                 VALUE PORTFOLIO                      LARGE CAP
                                          -----------------------------           GROWTH PORTFOLIO
                                                             FOR THE      ---------------------------------
                                           FOR THE SIX       PERIOD        FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                           (UNAUDITED)        1997*        (UNAUDITED)          1997*
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      3,501    $         48     $      (375)       $       59
  Net Realized Gain (Loss) on Investment
    Transactions........................         2,232             (49)         (2,017)               --
  Net Change in Unrealized
    Appreciation/Depreciation of
    Investments.........................       (23,288)          1,209          64,675             2,482
                                          -------------   -------------   --------------        --------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................       (17,555)          1,208          62,283             2,541
                                          -------------   -------------   --------------        --------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --             (48)             --               (59)
                                          -------------   -------------   --------------        --------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       700,806         100,000         633,035           100,000
  Reinvestment of Distributions.........            --              48              --                59
  Cost of Shares Redeemed...............      (104,596)             --        (221,103)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       596,210         100,048         411,932           100,059
                                          -------------   -------------   --------------        --------
    TOTAL INCREASE IN NET ASSETS........       578,655         101,208         474,215           102,541
NET ASSETS -- Beginning of Period.......       101,208              --         102,541                --
                                          -------------   -------------   --------------        --------
NET ASSETS -- End of Period.............  $    679,863    $    101,208     $   576,756        $  102,541
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------
SHARES
  Sold..................................        65,770          10,000          56,110            10,000
  Issued in Reinvestment of
    Distributions.......................            --               5              --                 6
  Redeemed..............................        (9,827)             --         (19,063)               --
                                          -------------   -------------   --------------        --------
    Net Increase in Shares..............        55,943          10,005          37,047            10,006
                                          -------------   -------------   --------------        --------
                                          -------------   -------------   --------------        --------

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    LARGE CAP
                                                 VALUE PORTFOLIO                    INTERNATIONAL
                                          -----------------------------           EQUITY PORTFOLIO
                                                             FOR THE      ---------------------------------
                                           FOR THE SIX       PERIOD        FOR THE SIX      FOR THE PERIOD
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED
                                          JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998      DECEMBER 31,
                                           (UNAUDITED)        1997*        (UNAUDITED)          1997**
                                          -------------   -------------   --------------   ----------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $      2,135    $         76     $    39,304        $       (1)
  Net Realized Gain on Investment
    Transactions........................        13,462              --         235,246                --
  Net Realized Loss on Foreign Currency
    Transactions........................            --              --            (220)               --
  Net Change in Unrealized Appreciation
    of Investments and Foreign Currency
    Transactions........................        10,918           1,138           9,297                --
                                          -------------   -------------   --------------         -------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        26,515           1,214         283,627                (1)
                                          -------------   -------------   --------------         -------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --             (76)             --                --
                                          -------------   -------------   --------------         -------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....       682,736         100,000      10,096,035            10,000
  Reinvestment of Distributions.........            --              76              --                --
  Cost of Shares Redeemed...............      (173,408)             --         (42,202)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       509,328         100,076      10,053,833            10,000
                                          -------------   -------------   --------------         -------
    TOTAL INCREASE IN NET ASSETS........       535,843         101,214      10,337,460             9,999
NET ASSETS -- Beginning of Period.......       101,214              --           9,999                --
                                          -------------   -------------   --------------         -------
NET ASSETS -- End of Period.............  $    637,057    $    101,214     $10,347,459        $    9,999
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------
SHARES
  Sold..................................        61,161          10,000         948,282             1,000
  Issued in Reinvestment of
    Distributions.......................            --               8              --                --
  Redeemed..............................       (15,102)             --          (3,887)               --
                                          -------------   -------------   --------------         -------
    Net Increase in Shares..............        46,059          10,008         944,395             1,000
                                          -------------   -------------   --------------         -------
                                          -------------   -------------   --------------         -------

 * FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
** FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 AGGRESSIVE GROWTH
                                                                     PORTFOLIO
                                          ----------------------------------------------------------------
                                              FOR THE        FOR THE YEARS ENDED DECEMBER       FOR THE
                                          SIX MONTHS ENDED                31,                PERIOD ENDED
                                           JUNE 30, 1998     -----------------------------   DECEMBER 31,
                                            (UNAUDITED)          1997            1996            1995*
                                          ----------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $13.29           $12.25           $9.99          $10.00
                                               -------       -------------   -------------   -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.08)           (0.14)          (0.12)             --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............          0.76             1.34            2.38(C)        (0.01)
                                               -------       -------------   -------------   -------------
      Total from Investment
        Operations......................          0.68             1.20            2.26           (0.01)
                                               -------       -------------   -------------   -------------
  Distributions to Shareholders:
    From Net Realized Gains.............            --            (0.16)             --              --
                                               -------       -------------   -------------   -------------
  Net Increase (Decrease) in Net Asset
    Value...............................          0.68             1.04            2.26           (0.01)
                                               -------       -------------   -------------   -------------
  Net Asset Value -- End of Period......        $13.97           $13.29          $12.25           $9.99
                                               -------       -------------   -------------   -------------
                                               -------       -------------   -------------   -------------

TOTAL INVESTMENT RETURN(A)..............          5.12%            9.77%          22.62%          (0.10)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.84%(B)         2.00%           2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          1.94%(B)         2.15%           2.22%          27.25%(B)
  Net Investment Income (Loss)..........         (1.07)%(B)       (1.07)%         (1.57)%          2.59%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            74%             247%            169%             --
  Net Assets at End of Period (000's
    omitted)............................       $90,923          $101,746        $95,246            $300
  Number of Shares Outstanding at End of
    Period (000's omitted)..............         6,508            7,657           7,774              30

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the period because of timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MID CAP GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                            FOR THE SIX         FOR THE         FOR THE
                                            MONTHS ENDED      YEAR ENDED     PERIOD ENDED
                                           JUNE 30, 1998     DECEMBER 31,    DECEMBER 31,
                                            (UNAUDITED)          1997            1996*
                                          ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.43           $10.27          $10.00
                                               -------       -------------   -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........         (0.03)           (0.06)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................          1.41             2.75            0.27
                                               -------       -------------   -------------
      Total from Investment
        Operations......................          1.38             2.69            0.28
                                               -------       -------------   -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --           (0.01)
    From Net Realized Gain..............            --            (0.53)             --
                                               -------       -------------   -------------
      Total Distributions to
        Shareholders....................            --            (0.53)          (0.01)
                                               -------       -------------   -------------
  Net Increase in Net Asset Value.......          1.38             2.16            0.27
                                               -------       -------------   -------------
  Net Asset Value -- End of Period......        $13.81           $12.43          $10.27
                                               -------       -------------   -------------
                                               -------       -------------   -------------

TOTAL INVESTMENT RETURN(A)..............         11.10%           26.18%           2.75%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.83%(B)         2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.70%(B)         3.27%         113.02%(B)
  Net Investment Income (Loss)..........         (0.39)%(B)       (0.69)%          0.87%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            70%             163%             --
  Net Assets at End of Period (000's
    omitted)............................       $10,145          $ 8,373         $ 1,642
  Number of Shares Outstanding at End of
    Period (000's omitted)..............           735              673             160

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                AGGRESSIVE MICRO CAP
                                                     PORTFOLIO
                                          --------------------------------
                                            FOR THE SIX         FOR THE
                                            MONTHS ENDED     PERIOD ENDED
                                           JUNE 30, 1998     DECEMBER 31,
                                            (UNAUDITED)          1997*
                                          ----------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $20.40           $15.64
                                               -------       -------------
  Income from Investment Operations:
    Net Investment Loss.................         (0.07)           (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................          1.32             5.17
                                               -------       -------------
      Total from Investment
        Operations......................          1.25             5.12
                                               -------       -------------
  Distributions to Shareholders:
    From Net Realized Gain..............            --            (0.36)
                                               -------       -------------
  Net Increase in Net Asset Value.......          1.25             4.76
                                               -------       -------------
  Net Asset Value -- End of Period......        $21.65           $20.40
                                               -------       -------------
                                               -------       -------------

TOTAL INVESTMENT RETURN(A)..............          6.13%           32.76%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.53%(B)         1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.57%(B)         3.21%(B)
  Net Investment Loss...................         (0.70)%(B)       (0.54)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            78%              86%
  Net Assets at End of Period (000's
    omitted)............................       $10,154          $10,190
  Number of Shares Outstanding at End of
    Period (000's omitted)..............           469              500

-------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  SMALL CAP VALUE                    LARGE CAP GROWTH
                                                     PORTFOLIO                           PORTFOLIO
                                          --------------------------------   ---------------------------------
                                            FOR THE SIX         FOR THE        FOR THE SIX
                                               MONTHS           PERIOD           MONTHS        FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                           JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,
                                            (UNAUDITED)          1997*         (UNAUDITED)          1997*
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.12           $10.00           $10.25            $10.00
                                               -------       -------------       -------           -------
  Income from Investment Operations:
    Net Investment Income (Loss)........          0.05             0.01            (0.01)             0.01
    Net Realized and Unrealized Gain on
      Investments.......................          0.14(C)          0.12             2.02              0.25
                                               -------       -------------       -------           -------
      Total from Investment
        Operations......................          0.19             0.13             2.01              0.26
                                               -------       -------------       -------           -------
  Distributions to Shareholders:
    From Net Investment Income..........            --            (0.01)              --             (0.01)
                                               -------       -------------       -------           -------
  Net Increase in Net Asset Value.......          0.19             0.12             2.01              0.25
                                               -------       -------------       -------           -------
  Net Asset Value -- End of Period......        $10.31           $10.12           $12.26            $10.25
                                               -------       -------------       -------           -------
                                               -------       -------------       -------           -------

TOTAL INVESTMENT RETURN(A) .............          1.88%            1.25%           19.61%             2.56%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.62%(B)         1.75%(B)         1.73%(B)          1.90%(B)
  Expenses Before Reimbursement (Note
    2)..................................         12.43%(B)         7.74%(B)        14.32%(B)          6.66%(B)
  Net Investment Income (Loss)..........          1.79%(B)         1.94%(B)        (0.22)%(B)         2.40%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            32%               2%              50%               --
  Net Assets at End of Period (000's
    omitted)............................          $680             $101             $577              $103
  Number of Shares Outstanding at End of
    Period (000's omitted)..............            66               10               47                10

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) The per share amount does not coincide with the net realized and unrealized loss for the period because of timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  LARGE CAP VALUE                  INTERNATIONAL EQUITY
                                                     PORTFOLIO                           PORTFOLIO
                                          --------------------------------   ---------------------------------
                                            FOR THE SIX         FOR THE        FOR THE SIX
                                               MONTHS           PERIOD           MONTHS        FOR THE PERIOD
                                               ENDED             ENDED            ENDED             ENDED
                                           JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,
                                            (UNAUDITED)          1997*         (UNAUDITED)         1997**
                                          ----------------   -------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $10.11           $10.00           $10.00            $10.00
                                                ------           ------          -------           -------
  Income from Investment Operations:
    Net Investment Income...............          0.04             0.01             0.04                --
    Net Realized and Unrealized Gain on
      Securities........................          1.21             0.11             0.91                --
                                                ------           ------          -------           -------
      Total from Investment
        Operations......................          1.25             0.12             0.95                --
                                                ------           ------          -------           -------
  Distributions to Shareholders:
    From Net Investment Income..........            --             0.01               --                --
                                                ------           ------          -------           -------
  Net Increase in Net Asset Value.......          1.25             0.11             0.95                --
                                                ------           ------          -------           -------
  Net Asset Value -- End of Period......        $11.36           $10.11           $10.95            $10.00
                                                ------           ------          -------           -------
                                                ------           ------          -------           -------

TOTAL INVESTMENT RETURN(A)..............         12.36%            1.18%            9.50%               --

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.47%(B)         1.50%(B)         1.75%(B)          1.75%(B)
  Expenses Before Reimbursement (Note
    2)..................................         13.77%(B)         5.03%(B)         4.05%(B)          5.48%(B)
  Net Investment Income (Loss)..........          1.26%(B)         3.09%(B)         2.36%(B)         (1.75)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            79%              --               84%               --
  Net Assets at End of Period (000's
    omitted)............................          $637             $101          $10,347               $10
  Number of Shares Outstanding at End of
    Period (000's omitted)..............            56               10              945                 1

-------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

 *  FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997
** FROM COMMENCEMENT OF OPERATION DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of of eight separate portfolios each with its own investment objectives and policies. These financial statements report on seven of the eight portfolios: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1998, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $62,790, $82,620, $82,620, $82,620 and $82,620 respectively.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser has retained Global Value Investors, Inc. as a sub-adviser with respect to the International Equity Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1996, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the period ended June 30, 1998, the Adviser paid operating expenses of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio totaling $156,537, $52,576, $59,863, $21,486, $21,441, $21,201, and $42,319, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio reimbursed, $105,502, $10,397, $7,344, $390, $345, $341, and $4,220 respectively, of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the period ended June 30, 1998, Trustees' fees totaled $11,250.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB (Rushmore Trust), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and, or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

5. Securities Transactions

    For the six months ended June 30, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                           AGGRESSIVE     MID CAP    AGGRESSIVE
                                                             GROWTH       GROWTH      MICRO CAP
                                                           PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                          ------------  -----------  -----------
Purchases...............................................  $ 66,479,597  $ 6,221,336  $ 7,271,045
                                                          ------------  -----------  -----------
                                                          ------------  -----------  -----------
Sales...................................................  $ 82,804,927  $ 6,565,071  $ 8,312,825
                                                          ------------  -----------  -----------
                                                          ------------  -----------  -----------


                                                           SMALL CAP     LARGE CAP    LARGE CAP   INTERNATIONAL
                                                             VALUE        GROWTH        VALUE        EQUITY
                                                           PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                          ------------  -----------  -----------  -------------
Purchases...............................................  $    682,522  $   558,647  $   785,292   $12,348,687
                                                          ------------  -----------  -----------  -------------
                                                          ------------  -----------  -----------  -------------
Sales...................................................  $    107,769  $   157,376  $   236,577   $ 2,751,726
                                                          ------------  -----------  -----------  -------------
                                                          ------------  -----------  -----------  -------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Net unrealized appreciation (depreciation) as of June 30, 1998, based on the cost for Federal income tax purposes is as follows:

                                                           AGGRESSIVE     MID CAP    AGGRESSIVE
                                                             GROWTH       GROWTH      MICRO CAP
                                                           PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                          ------------  -----------  -----------
Gross Unrealized Appreciation...........................  $ 13,320,995  $ 1,320,899  $ 1,563,013
Gross Unrealized Depreciation...........................    (3,763,595)    (153,096)    (388,490)
                                                          ------------  -----------  -----------
Net Unrealized Appreciation (Depreciation)..............  $  9,557,400  $ 1,167,803  $ 1,174,523
                                                          ------------  -----------  -----------
                                                          ------------  -----------  -----------
Cost of Investments for Federal Income Tax Purposes.....  $ 82,328,908  $ 8,975,140  $ 9,070,571
                                                          ------------  -----------  -----------
                                                          ------------  -----------  -----------

                                                               SMALL CAP   LARGE CAP   LARGE CAP   INTERNATIONAL
                                                                 VALUE      GROWTH       VALUE        EQUITY
                                                               PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                              -----------  ---------  -----------  -------------
Gross Unrealized Appreciation...............................   $  27,645   $  68,095   $  28,209    $   295,445
Gross Unrealized Depreciation...............................     (49,723)     (2,347)    (16,376)      (289,920)
                                                              -----------  ---------  -----------  -------------
Net Unrealized Appreciation (Depreciation)..................   $ (22,078)  $  65,748   $  11,833    $     5,525
                                                              -----------  ---------  -----------  -------------
                                                              -----------  ---------  -----------  -------------
Cost of Investments for Federal Income Tax Purposes.........   $ 701,586   $ 510,978   $ 699,255    $10,313,350
                                                              -----------  ---------  -----------  -------------
                                                              -----------  ---------  -----------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

7. Net Assets

    At June 30, 1998, net assets consisted of the following:

                                                         AGGRESSIVE     MID CAP      AGGRESSIVE
                                                           GROWTH        GROWTH      MICRO CAP
                                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                        ------------  ------------  ------------
Paid-in-Capital.......................................  $ 76,664,850  $  7,961,876  $  8,260,953
Undistributed Net Investment Loss.....................      (517,118)      (18,860)      (35,106)
Accumulated Net Realized Gain on Investment
 Transactions.........................................     5,066,000     1,034,641       743,788
Net Unrealized Appreciation of Investments............     9,709,355     1,167,803     1,184,115
                                                        ------------  ------------  ------------
NET ASSETS............................................  $ 90,923,087  $ 10,145,460  $ 10,153,750
                                                        ------------  ------------  ------------
                                                        ------------  ------------  ------------

                                                               SMALL CAP   LARGE CAP   LARGE CAP   INTERNATIONAL
                                                                 VALUE      GROWTH       VALUE        EQUITY
                                                               PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                              -----------  ---------  -----------  -------------
Paid-in-Capital.............................................   $ 696,257   $ 511,990   $ 609,405    $10,063,832
Undistributed Net Investment Income (Loss)..................       3,501        (374)      2,135         39,304
Accumulated Net Realized Gain (Loss) on Investment and
 Foreign Currency Transactions..............................       2,183      (2,017)     13,462        235,026
Net Unrealized Appreciation (Depreciation) of Investments
 and Foreign Currency Transactions..........................     (22,078)     67,157      12,055          9,297
                                                              -----------  ---------  -----------  -------------
NET ASSETS..................................................   $ 679,863   $ 576,756   $ 637,057    $10,347,459
                                                              -----------  ---------  -----------  -------------
                                                              -----------  ---------  -----------  -------------

8. Federal Income Tax

    At December 31, 1997, for Federal income tax purposes, the following portfolio had capital loss carryovers which may be applied against future net taxable realized gain of each succeeding year until the earlier of its utilization or its expiration:

                                                              SMALL CAP VALUE
EXPIRES DECEMBER 31,                                             PORTFOLIO
------------------------------------------------------------  ---------------
2005........................................................     $      50

9. Special Information

    On May 12, 1998, a Special Meeting of Shareholders of the Navellier Aggressive Small Cap Portfolio ("the Portfolio"), a series of the Navellier Performance Funds was held. At the meeting the shareholders voted and approved three (3) proposals: 1) To approve an annual 0.25% 12b-1 Plan of Distribution,
2) to lower the annual management fee paid by the Portfolio from 1.15% to 0.90% of the Portfolio's average daily net assets, and 3) to change the name of the Portfolio to The Navellier Aggressive Micro Cap Growth Portfolio and to change the investment policy of the Portfolio to investing primarily in equity securities of micro cap companies (companies with a market capitalization of less than $300 million).

                                                SEMIANNUAL REPORT, June 30, 1998
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                   July 31, 1998

Dear Shareholder:

The first half of 1998 was a turbulent period for the market. First quarter returns for virtually all sectors of the market were very strong. Then in the second quarter the markets began to sag and posted relatively disappointing returns in spite of a brief rally during the last part of June. The S&P 500 refused to take a breather from its long upward climb and posted a return of 17.63% for the first six months of 1998. The same can not be said about the broader market indices such as the Russell 2000, which was up a scant 4.93%. Mid cap stocks fared slightly better with the S&P Mid Cap Index returning 8.80%. Overall the international markets fared surprisingly well with the Morgan Stanley EAFE (Europe, Australia and Far East) returning 15.10%. Naturally, the big economic news during the period was the Asian currency problems and the unknown impact of these devaluations on our own markets.

The first half of 1998 was very favorable to U.S. large cap investors. Two contributing factors to the superior performance of the S&P 500 were, stronger than expected earnings reports and the continued inflow of capital from domestic investors. These investors have tended to invest in well-recognized companies such as those in the S&P 500. The Navellier Large Cap Growth Portfolio, was a direct beneficiary of the S&P 500's popularity and delivered a very strong return of 20.60% for the first half of 1998. Growth strategies were clearly in favor during the period as evidenced by the Russell 1000 Growth Index return of 20.38% versus the Russell 1000 Value Index return of 12.16%. The Navellier Large Cap Value Portfolio posted a respectable return of 12.36%.

The first half of 1998 has been highlighted by the continued under-performance of the small-cap sector. Despite superior fundamental valuations and stronger relative price to earnings (p/e) ratios, the small cap sector continues to be plagued by a serious lack of liquidity. Without the required liquidity and rising trading volume to drive these stocks higher, investors continue to turn towards large cap stocks and index funds with their investment dollars. The period was characterized by very narrow market leadership, which of course, consisted of primarily the mega-cap stocks. According to Ned Davis Research, there has not been a period (going back to 1980) where so few stocks (only 29%) have outperformed the S&P 500. Relative valuation levels have only been this low on two occasions over the past 20 years; 1987 and 1990. On both occasions, these sectors of the market rallied strongly. Earnings strength also favors small and mid cap stocks. These sectors of the market have exhibited stronger earnings growth than the large cap stocks for six consecutive quarters. This combination of historic low relative valuations and relative earnings strength has led to dramatic gains in the past, and this cycle should prove to be no different.

The recent U.S. economic slowdown to 1.4% annual growth in the second quarter down from 5.5% annual growth in the first quarter caught many economists by surprise. However, the slowdown is not as bad as it may appear, since the first quarter's economic growth was unquestionably artificially distorted upward by the mild winter weather that bolstered housing and consumer spending patterns relative to the same period one year earlier. Furthermore, much of the slowdown in the second quarter is attributable to inventory reduction, which reduced second quarter growth by 2.3%. In other words, had inventories held steady, the U.S. economy would have had 3.7% annual growth in the second quarter. The consumer continues to carry the entire U.S. economy. Although consumer spending slowed down in June, it re-accelerated in July, which is a very good omen for economic growth in the third quarter. As long as retail sales and housing sales remain strong, the U.S. economy will continue to experience healthy economic growth.

Outside of the U.S. things are not so bright. There is no doubt that many economies, such as in Canada, have slowed down due to the Asian crisis. The bottom line is that when Asia got sick, many other economies caught a cold. The manufacturing sector within the U.S. has also slowed precipitously, especially for those companies that export internationally. Over 40% of U.S. manufacturers that export recently reported that demand is declining, compared to less than 10% that reported declining export demand several months ago. Despite the slowdown in the U.S. manufacturing sector, the primary reason that the U.S. economy appears largely immune to the Asian crisis is that the U.S. consumer is too busy spending money to worry about the Asian crisis. In fact, now that the prices of many popular Asian imported goods are cheaper, U.S. consumers will likely continue spending! Overall, we expect that the consumer will continue to carry the U.S. economy and that predominately consumer-related stocks will prosper.

"Developed international equity markets turned in a mixed performance during the first half of 1998. The Navellier International Equity Portfolio returned 9.50% during the period even though the portfolio was not invested until early March. Europe continued its euphoric upward ride supported by a confirmed economic recovery and low interest rates. However, this rally in European stock prices was tempered by lingering concerns of the Asian economic slowdown, and its effect on corporate profits. In the Asia - Pacific region, stocks continued their slide as economic recovery in the region remained elusive. Japan, in particular, slipped into the first quarterly decline in its Gross Domestic Product since 1984. At this point world capital markets concerns relating to Japan's economic recovery and its impact on the multinational corporate earnings have now taken a front and center seat. However, we believe that Japan's economic recovery will take some time, before the country sorts out its internal problems. Similarly, the Pacific Rim countries such as Indonesia, Malaysia, and Thailand continue to be mired in major economic problems. For instance, nine out of the thirteen economies in the region are now considered to be in various degrees of a major recession. The process of recovery for these areas might take anywhere from one to two years, before we could see some results. Taken together, the Asian economic crises and its impact on the corporate earnings via slowing trade into the region is resulting in heightened volatility in the developed country equity markets. In this scenario, selling pressure is often indiscriminate and irrational, even pummeling stocks with good earning prospects such as the European blue chips. The Navellier International Equity Portfolio at the moment has no exposure to the Pacific Region. It holds blue chip equities in Europe that it considers undervalued relative to their earning potential in the coming quarters. These earnings are anticipated to be derived primarily from the European economic recovery that is currently underway. The fund, as a policy, takes a buy and hold approach and avoids market timing during the times of volatility."-- Ram Kolluri, Advisor, Navellier International Equity Portfolio.

With interest rates still remaining extremely favorable, and signs of inflation non-existent, the long-term market outlook remains positive. The short-term picture is not quite as clear. For the second half of the year, we should continue to see a volatile equity environment. With the effect of any future Asian currency devaluations on the U.S. economy unknown, the stocks of large multi-national companies will struggle to post any further gains. The fundamental picture still favors small and mid-cap stocks outperforming the general market. As the fourth quarter nears, many vacationers will return to the equity markets and inject the needed liquidity into the mid-cap and small-cap sectors, driving valuations back in line towards historic norms.

Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

Once again, thank you for allowing us to manage some of your assets. We are strongly committed to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

       [SIGNATURE]                              [SIGNATURE]
LOUIS G. NAVELLIER                              ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

* THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. THE S&P 500 IS AN UNMANAGED INDEX CONSISTING OF 500 LARGE CAP STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. THE RUSSELL 1000 GROWTH INDEX CONSISTS OF THE 1000 LARGEST GROWTH STOCKS AND THE RUSSELL 1000 VALUE INDEX CONSISTS OF THE 1000 LARGEST VALUE STOCKS. THE S&P MID CAP INDEX CONSISTS OF 400 MID CAP STOCKS. THESE INDEXES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
MONEY MARKET FUND -- 100.0%
1,337,879 Fund for Government Investors
            (Cost $1,337,879)                       $ 1,337,879
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $1,337,879)                                  $ 1,337,879
                                                    ------------
                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                                                                       AGGRESSIVE
                                                                                                        SMALL CAP
                                                                                                         EQUITY
                                                                                                        PORTFOLIO
                                                                                                       -----------

ASSETS
  Securities at Value (Note 1) (Cost $1,337,879).....................................................  $ 1,337,879
  Interest Receivable................................................................................          355
                                                                                                       -----------
    Total Assets.....................................................................................    1,338,234
                                                                                                       -----------
LIABILITIES
  Payable for Shares Redeemed........................................................................    1,327,830
  Investment Advisory Fee Payable (Note 2)...........................................................           40
  Administrative Fee Payable (Note 2)................................................................           11
  Other Payables and Accrued Expenses................................................................           18
                                                                                                       -----------
    Total Liabilities................................................................................    1,327,899
                                                                                                       -----------
NET ASSETS...........................................................................................  $    10,335
                                                                                                       -----------
                                                                                                       -----------
SHARES OUTSTANDING...................................................................................          625
                                                                                                       -----------
                                                                                                       -----------
NET ASSET VALUE PER SHARE............................................................................       $16.54
                                                                                                       -----------
                                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                      AGGRESSIVE
                                      SMALL CAP
                                        EQUITY
                                      PORTFOLIO
                                     ------------

INVESTMENT INCOME
  Interest (Note 1)................  $       430
                                          ------
    Total Investment Income........          430
                                          ------
EXPENSES
  Investment Advisory Fee (Note
    2).............................           56
  Administrative Fee (Note 2)......           16
  Registration Fees................        1,000
                                          ------
    Total Expenses.................        1,072
    Less Expenses Reimbursed by
     Investment Adviser (Note 2)...         (977)
                                          ------
      Net Expenses.................           95
                                          ------
NET INVESTMENT INCOME..............          335
                                          ------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $       335
                                          ------
                                          ------

*FROM COMMENCEMENT OF OPERATIONS MARCH 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                               AGGRESSIVE
                                               SMALL CAP
                                                 EQUITY
                                               PORTFOLIO
                                          --------------------

FROM INVESTMENT ACTIVITIES
  Net Investment Income.................       $      335
                                          --------------------
    Net Increase in Net Assets Resulting
    from Operations.....................              335
                                          --------------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....        1,337,831
  Cost of Shares Redeemed...............       (1,327,831)
                                          --------------------
    Net Increase in Net Assets Resulting
     from Share Transactions............           10,000
                                          --------------------
    TOTAL INCREASE IN NET ASSETS........           10,335
NET ASSETS -- Beginning of Period.......               --
                                          --------------------
NET ASSETS -- End of Period.............       $   10,335
                                          --------------------
                                          --------------------
SHARES
  Sold..................................           83,048
  Redeemed..............................          (82,423)
                                          --------------------
    Net Increase in Shares..............              625
                                          --------------------
                                          --------------------

 *FROM COMMENCEMENT OF OPERATIONS MARCH 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

                                             AGGRESSIVE
                                             SMALL CAP
                                               EQUITY
                                             PORTFOLIO
                                          ----------------

PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $16.00
                                               -------
  Income from Investment Operations:
    Net Investment Income...............          0.54
                                               -------
  Net Increase in Net Asset Value.......          0.54
                                               -------
  Net Asset Value -- End of Period......        $16.54
                                               -------
                                               -------

TOTAL INVESTMENT RETURN(A)..............          3.38%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          1.55%(B)
  Expenses Before Reimbursement (Note
    2)..................................         17.44%(B)
  Net Investment Income.................          5.46%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............            --
  Net Assets at End of Period...........       $10,335
  Number of Shares Outstanding at End of
    Period..............................           625

--------------------------------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 30, 1998

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of eight separate portfolios each with its own investment objectives and policies. These financial statements report on one of the eight portfolios: the Aggressive Small Cap Equity Portfolio (the "Portfolio"), a diversified open-end management company. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are re-invested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.15% of the daily net assets of the Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the period ended June 30, 1998, the Adviser paid operating expenses of the Portfolio, totaling $1,000. Under the operating expense agreement, the Adviser requested, and the Portfolio, reimbursed $23 of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1998, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                     AGGRESSIVE
                                                                                                  SMALL CAP EQUITY
                                                                                                      PORTFOLIO
                                                                                                ---------------------
Purchases.....................................................................................        $      --
                                                                                                            ---
                                                                                                            ---
Sales.........................................................................................        $      --
                                                                                                            ---
                                                                                                            ---

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation as of June 30, 1998, based on the cost for Federal income tax purposes is as follows:

                                                                                                   AGGRESSIVE
                                                                                                SMALL CAP EQUITY
                                                                                                    PORTFOLIO
                                                                                                -----------------
Gross Unrealized Appreciation.................................................................    $          --
Gross Unrealized Depreciation.................................................................               --
                                                                                                -----------------
Net Unrealized Appreciation...................................................................    $          --
                                                                                                -----------------
                                                                                                -----------------
Cost of Investments for Federal Income Tax Purposes...........................................    $   1,337,879
                                                                                                -----------------
                                                                                                -----------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

7. Net Assets

    At June 30, 1998, net assets consisted of the following:

                                                                                                   AGGRESSIVE
                                                                                                SMALL CAP EQUITY
                                                                                                    PORTFOLIO
                                                                                                -----------------
Paid-in-Capital...............................................................................   $        10,000
Undistributed Net Investment Income...........................................................               335
                                                                                                -----------------
NET ASSETS....................................................................................   $        10,335
                                                                                                -----------------
                                                                                                -----------------